Restatement of Previously Issued Financial Statements (Details) - USD ($)	Aug. 25, 2020	Jun. 30, 2021	Dec. 31, 2020
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Warrants liabilities at fair value	$ 13,100,000
Additional paid-in capital		$ 44,252,155	$ 21,133,625
Accumulated deficit		(39,253,272)	(16,134,515)
Common Class A [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Class A common stock subject to possible redemption	25,900,000	$ 623	$ 392
Additional paid-in capital	13,500,000
Accumulated deficit	$ 13,500,000